Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 - Commitments and Contingencies

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. Management is not aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.

On February 20, 2018, New Enterprises, Ltd. ("New Enterprises"), filed a lawsuit against the Company and Roth Capital Partners, LLC ("Roth") in the U.S. District Court for the District of Arizona (the "Court"). The complaint alleges nine counts against the Company, including that the Company: engaged in common law fraud and securities fraud to induce the chairman of New Enterprises into investing in the Company; failed to register New Enterprises' requested transfer; breached stock certificates and the lock-up contract; tortuously interfered with prospective business advantage; and was liable for conversion. New Enterprises is seeking monetary damages, including compensatory damages, punitive damages, and attorney's fees. On December 3, 2018, the Court issued its order granting the Company's and Roth's motions to dismiss all of New Enterprises' claims but gave them leave to file a motion to amend the complaint. On January 25, 2019, New Enterprises moved for leave to file an amended complaint, alleging similar claims against the Company and Roth, and the court granted that motion. On April 5, 2019, New Enterprises filed an amended complaint, alleging similar claims against the Company and Roth. The Company and Roth moved to dismiss the amended complaint, and on August 16, 2019, the Court issued its order denying the Company's and Roth's motions to dismiss. Roth has made a claim for indemnification to the Company based on contractual indemnification agreements, but to date the Company has not accepted Roth's indemnification demand.

On April 20, 2018, the Company's former Executive Vice President and Chief Operating Officer Andrew Altman filed a charge of employment discrimination with the Equal Employment Opportunity Commission (EEOC) against the Company. Mr. Altman claimed that he was terminated after he expressed opposition to an email that Cheryl Dyer, Chief Research Officer, had sent out to the management team, in which she criticized a Mormon newspaper. The Company filed a position statement on May 21, 2018. No substantive action has been taken since then, and the Company has not heard anything further either from the EEOC or Mr. Altman's attorneys.

Lease Commitments

The Company is obligated under capital leases for certain research and computer equipment that expire on various dates through July 2023. At September 30, 2019, the gross amount of office and computer equipment, and research equipment and the related accumulated amortization recorded under the capital leases was $498 and $252, respectively.

In February 2012, the Company entered into an operating lease for its corporate headquarters. The lease was due to expire in January 2015. In December 2013, the Company amended its lease to expand into the remaining area in the building and extended the term to December 31, 2019. In February 2014, the Company further amended the lease to expand into an adjacent building. The lease requires escalating rental payments over the lease term. Minimum rental payments under the operating lease are recognized on a straight-line basis over the term of the lease and accordingly, the Company records the difference between the cash rent payments and the recognition of rent expense as a deferred rent liability. The lease is guaranteed by the President of the Company. We are currently in discussions to extend the current lease.

On November 16, 2016, we leased an additional 1,954 square feet of research and development space, also in Flagstaff. This lease expired on November 15, 2018 but was extended for an additional 24 months, through November 2020. A subsequent amendment to the lease allows for the Company to cancel the lease at any time through the lease term with 30-day notice. In June 2019, the Company cancelled approximately 1,000 square feet of this leased space, and the fixed rental payment was reduced for the remaining term of the lease. The lease extension requires fixed rental payments over the lease term. Minimum rental payments under the operating lease are recognized on a straight-line basis over the term of the lease as expense, and accordingly, the Company recorded no deferred rent liability under this lease.

Total rent expense was $187 and $183 for the nine months ended September 30, 2019 and September 30, 2018, respectively. The future minimum lease payments under our non-cancellable operating lease and our capital lease as of September 30, 2019 are as follows:

	Capital Leases	Operating Lease
Years Ending December 31,
2019	24	62
2020	78	24
2021	63	—
2022	33	—
2023	3
Total minimum lease payments	$201	$86

Capital Leases

Less: amounts representing interest (6.39%, ranging from 10.48% to 11.56%)	$26

Present value of minimum lease payments	175

Less: current installments under capital lease obligations	70

Total long-term portion	$105

15. Commitments and Contingencies

Legal Proceedings

The Company may be subject to legal proceedings and claims arising from contracts or other matters from time to time in the ordinary course of business. Management is not aware of any pending or threatened litigation where the ultimate disposition or resolution could have a material adverse effect on its financial position, results of operations or liquidity.

On February 20, 2018, New Enterprises, Ltd. ("New Enterprises"), filed lawsuit against the Company and Roth Capital Partners, LLC ("Roth") in the U.S. District Court for the District of Arizona (the "Court"). The complaint alleges nine counts against the Company, including that: the Company engaged in common law fraud and securities fraud to induce the chairman of New Enterprises into investing in the Company; failed to register New Enterprises' requested transfer; breached stock certificates and the lock-up contract; tortuously interfered with prospective business advantage; and conversion. New Enterprises is seeking monetary damages, including compensatory damages, punitive damages, and attorney's fees. On April 23, 2018, the Company moved to dismiss each of the claims alleged against the Company, and on May 18, 2-18, Roth moved to dismiss each of the claims alleged against it. The motions to dismiss were fully briefed, the Court issued an order granting the motions to dismiss, dismissing each of the claims alleged in the Complaint but allowed New Enterprises to file a motion for leave to file an Amended Complaint seeking to cure the deficiencies in its claims. On January 25, 2019, New Enterprises moved for leave to file an amended complaint, alleging similar claims against the Company and Roth. The Company and Roth have filed oppositions to New Enterprises' motion, New Enterprises filed its reply, and the motion is currently under advisement with the Court. Roth has made a claim for indemnification to the Company based on contractual indemnification agreements, but to date, the Company has not accepted Roth's indemnification demand.

On April 20, 2018, the Company's former Executive Vice President and Chief Operating Officer Andrew Altman filed a charge of employment discrimination with the Equal Employment Opportunity Commission (EEOC) against the Company. Mr. Altman claimed that he was terminated after he expressed opposition to an email Cheryl Dyer, Chief Research Officer, had sent out to the management team, in which she criticized a Mormon newspaper. The Company filed a position statement on May 21, 2018. No substantive action has been taken since then, and the Company has not heard anything further either from the EEOC or Mr. Altman's attorneys.

Lease Commitments

The Company is obligated under capital leases for certain research and computer equipment that expire on various dates through May 2020. At December 31, 2018, the gross amount of office and computer equipment, and research equipment and the related accumulated amortization recorded under the capital leases was $521 and $200, respectively.

In February 2012, the Company entered into an operating lease for its corporate headquarters. The lease was due to expire in January 2015. In December 2013, the Company amended its lease to expand into the remaining area in the building and extended the term to December 31, 2019. In February 2014, the Company further amended the lease to expand into an adjacent building. The lease requires escalating rental payments over the lease term. Minimum rental payments under the operating lease are recognized on a straight-line basis over the term of the lease and accordingly, the Company records the difference between the cash rent payments and the recognition of rent expense as a deferred rent liability. The lease is guaranteed by the President of the Company. We are in current discussions to extend the current lease.

On November 16, 2016, we leased an additional 1,954 square feet of research and development space, also in Flagstaff. This lease expired on November 15, 2018 but was extended for an additional 24 months, through November 2020. A subsequent amendment to the lease allows for the Company to cancel the lease at any time through the lease term with 30 days notice.

The lease extension requires fixed rental payments over the lease term. Minimum rental payments under the operating lease are recognized on a straight-line basis over the term of the lease as expense, and accordingly, the Company recorded no deferred rent liability under this lease.

Rent expense was $242 and $312 for the year ended December 31, 2018 and 2017, respectively. The future minimum lease payments under non-cancellable operating lease and future minimum capital lease payments as of December 31, 2018 are follows:

	Capital Leases	Operating Lease
Years Ending December 31,
2019	99	271
2020	78	45
2021	63	—
2022	33	—
2023	3
Total minimum lease payments	$276	$316

Capital Leases
Less: amounts representing interest (ranging from 7.75% to 11.58%)	$43

Present value of minimum lease payments	233

Less: current installments under capital lease obligations	77

Total long-term portion	$156